BASIS OF PREPARATION (Tables)	9 Months Ended
Sep. 30, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of subsidiaries
Subsidiaries, divisions and investments in joint ventures related to significant properties of the Company are accounted for as outlined below.

Name	Property – Location	September 30, 2017	December 31, 2016	Type of Arrangement	Accounting Method
Essakane S.A.	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division [1]	Côté Gold Project (Canada)	70%	100%	Division	Proportionate share
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Société d'Exploitation des Mines d'Or de Sadiola S.A.	Sadiola mine (Mali)	41%	41%	Incorporated joint venture	Equity accounting
Merrex Gold Inc.[2]	Siribaya Project (Mali)	100%	23%	Subsidiary	Consolidation

1	Effective June 20, 2017, the Company holds an undivided interest in the assets, liabilities, revenues and expenses of the Côté Gold division through an unincorporated joint venture (note 5).

2	As of February 28, 2017 (note 4).

Disclosure of joint ventures
Subsidiaries, divisions and investments in joint ventures related to significant properties of the Company are accounted for as outlined below.

Name	Property – Location	September 30, 2017	December 31, 2016	Type of Arrangement	Accounting Method
Essakane S.A.	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division [1]	Côté Gold Project (Canada)	70%	100%	Division	Proportionate share
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Société d'Exploitation des Mines d'Or de Sadiola S.A.	Sadiola mine (Mali)	41%	41%	Incorporated joint venture	Equity accounting
Merrex Gold Inc.[2]	Siribaya Project (Mali)	100%	23%	Subsidiary	Consolidation

1	Effective June 20, 2017, the Company holds an undivided interest in the assets, liabilities, revenues and expenses of the Côté Gold division through an unincorporated joint venture (note 5).

2	As of February 28, 2017 (note 4).